Share capital (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2019
Equity, Class of Treasury Stock [Line Items]
Share repurchase program			$ 175,000
Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Issue of shares associated with a business combination (in shares)		27,372,427
Share repurchase program			$ 82
Shares redeemed (in shares)			1,235,218
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares authorized to be repurchased (in shares)							1,000,000
Share repurchase program	$ 5,300				$ 175,000	$ 141,600
Shares redeemed (in shares)	35,100			0	1,235,218
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage				10.00%